Loss Per Share (Details) - Schedule of basic loss per share - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Basic Loss Per Share Abstract
Weighted average number of Ordinary Shares	257,794	247,335	42,947
Loss attributable to the owners of the Company	$ 227,423	$ 200,777	$ 48,494